Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income (Details) - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Comprehensive Income loss [Line Items]
Equity in loss of subsidiaries	$ (3,529,999)	$ (3,684,384)	$ (2,134,752)
General and administration expenses and others	(176,167)	(2,101,927)	(4,568)
Net loss	(3,706,166)	(5,786,311)	(2,139,320)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	12,635	(403,073)	858,703
Comprehensive loss attributable to the Company	$ (3,693,531)	$ (6,189,384)	$ (1,280,617)